Costs of sales (Tables)	12 Months Ended
Dec. 31, 2020
Costs of sales
Schedule of Costs of sales

	2020	2019
Costs of stream sales	$149.5	$135.1
Mineral production taxes	2.9	2.4
Mining costs of sales	$152.4	$137.5
Energy costs of sales	6.4	7.3
	$158.8	$144.8